Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,737,792
Cost incurred for dry docking	27,972	$ 14,069	$ 8,608
Balance at the end of the year	1,401,551	1,737,792
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	48,460	49,298	62,146
Cost incurred for dry docking	27,896	16,239	9,340
Dry-dock amortization	(20,326)	(17,077)	(18,736)
Vessel sales	(11)	0	(3,452)
Balance at the end of the year	$ 56,019	$ 48,460	$ 49,298